EARNINGS PER SHARE - 10-K - Summary of Reconciliation of the Numerator and Denominator Used in the Calculation of Basic Net (Loss) Income Per Common Share (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss) income	$ (10,908)		$ 21,220		$ 38,232	$ 58,818	$ 112,882	$ 150,496	$ 47,947
Less: net income attributable to noncontrolling interest	2	$ 2	2	$ 1	4	3	8	0	0
Net (loss) income attributable to PACS Group, Inc. (basic)	$ (10,910)		$ 21,218		$ 38,228	$ 58,815	$ 112,874	$ 150,496	$ 47,947
Denominator:
Weighted average common shares outstanding, basic (in shares)	149,463,655		128,723,386		139,093,520	128,723,386	128,723,386	128,723,386	128,723,386
Weighted average common shares outstanding, diluted (in shares)	149,463,655		128,723,386		139,684,618	128,723,386	128,723,386	128,723,386	128,723,386
Net income per common share attributable to PACS Group, Inc.
Basic net (loss) income per common share (in us dollars per share)	$ (0.07)		$ 0.16		$ 0.27	$ 0.46	$ 0.88	$ 1.17	$ 0.37
Diluted net (loss) income per common share (in us dollars per share)	$ (0.07)		$ 0.16		$ 0.27	$ 0.46	$ 0.88	$ 1.17	$ 0.37